Shareholder Report, Holdings (Details)	Mar. 31, 2026
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Treasury Portfolio - Select Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	59.70%
Fidelity Investments Money Market Treasury Portfolio - Select Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	59.70%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Treasury Portfolio - Class IV | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	59.70%
Fidelity Investments Money Market Treasury Portfolio - Class IV | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Treasury Portfolio - Class III | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	59.70%
Fidelity Investments Money Market Treasury Portfolio - Class III | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Treasury Portfolio - Class II | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	59.70%
Fidelity Investments Money Market Treasury Portfolio - Class II | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Treasury Portfolio - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	59.70%
Fidelity Investments Money Market Treasury Portfolio - Class I | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Investments Money Market Government Portfolio - Select Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Investments Money Market Government Portfolio - Select Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market Government Portfolio - Select Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Investments Money Market Government Portfolio - Institutional Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Investments Money Market Government Portfolio - Institutional Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market Government Portfolio - Institutional Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Investments Money Market Government Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Fidelity Investments Money Market Government Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Investments Money Market Government Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Investments Money Market Government Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Government Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investments Money Market Government Portfolio - Class III | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Investments Money Market Government Portfolio - Class III | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Investments Money Market Government Portfolio - Class III | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market Government Portfolio - Class III | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Investments Money Market Government Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Fidelity Investments Money Market Government Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Investments Money Market Government Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Investments Money Market Government Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Government Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investments Money Market Government Portfolio - Class II | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Investments Money Market Government Portfolio - Class II | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Investments Money Market Government Portfolio - Class II | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market Government Portfolio - Class II | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Investments Money Market Government Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Fidelity Investments Money Market Government Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Investments Money Market Government Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Investments Money Market Government Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market Government Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investments Money Market Government Portfolio - Class I | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Investments Money Market Government Portfolio - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Investments Money Market Government Portfolio - Class I | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market Government Portfolio - Class I | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%